Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Taxes
Schedule of components of income (loss) before income taxes

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Japan	¥78,203	¥(80,543)	¥(11,355)
Singapore	(36,900)	(16,537)	(14,443)
Income (Loss) before income taxes	¥41,303	¥(97,080)	¥(25,798)

Schedule of reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Income tax expenses (benefit) at the statutory rate	¥14,286	¥(33,580)	¥(8,923)
Increase (reduction) in taxes resulting from:
Non-deductible share-based compensation expense	1,502	29,047	38,631
Deferred offering costs	(11,449)	(17,323)	(19,707)
Change in valuation allowance	(19,371)	15,982	(15,139)
Different tax rates in different jurisdictions	6,491	2,844	2,541
Disallowed losses	6,273	2,748	2,455
Other	2,268	282	142
Income tax expense	¥—	¥—	¥—

Schedule of components of deferred tax assets and liabilities

	Yen in thousands
	For the fiscal years ended
	March 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	102,559	135,400
Operating lease liabilities	20,980	—
Accrued expenses and reserves	12,209	—
Other	615	2,223
Total deferred tax assets	136,363	137,623
Deferred tax liabilities:
Right-of-use assets	(20,980)	—
Debt issuance costs	(346)	(369)
Other receivables	—	(2,274)
Capitalized software	(64)	(1,011)
Other	(737)	(362)
Total deferred tax liabilities	(22,127)	(4,016)
Less: valuation allowance	(114,236)	(133,607)
Net deferred tax assets	—	—

Schedule of net changes in the total valuation allowance for net deferred tax assets

	Yen in thousands
	For the fiscal years ended March 31,
	2023	2022	2021
Valuation allowance at beginning of year	¥133,607	¥117,625	¥117,527
Additions (deductions)	(19,371)	15,982	(15,139)
Change in statutory tax rate	—	—	15,237
Valuation allowance at end of year	¥144,236	¥133,607	¥117,625

Schedule of expiration of net operating loss carryforwards available as an offset against future taxable income

Fiscal years ending March 31,	Yen in thousands
Between 2024 and 2027	¥122,286
Between 2028 and 2031	125,915
2032 and thereafter	48,298
Total	¥296,499